RESTRUCTURING, SEPARATION AND ADMISSION COSTS (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Restructuring costs	£ 30	£ 20
Separation and admission costs	60	229
Cost of sales
Disclosure of attribution of expenses by nature to their function [line items]
Restructuring costs	3	8
Separation and admission costs	1	0
Selling, general and administration
Disclosure of attribution of expenses by nature to their function [line items]
Restructuring costs	26	13
Separation and admission costs	59	229
Research and development
Disclosure of attribution of expenses by nature to their function [line items]
Restructuring costs	£ 1
Restructuring costs, reversals		£ (1)